Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 44.3%
Aerospace & Defense - 0.3%
Boeing Co.
5.15%, 05/01/2030	$ 273,000	$ 277,333
6.26%, 05/01/2027	37,000	37,945
General Electric Co.
4.90%, 01/29/2036	21,000	20,929
L3Harris Technologies, Inc.
5.25%, 06/01/2031	45,000	46,316
5.40%, 07/31/2033	40,000	41,054
Lockheed Martin Corp.
4.70%, 12/15/2031	59,000	59,394
Northrop Grumman Corp.
4.90%, 06/01/2034	311,000	309,272
		792,243
Automobiles - 0.2%
General Motors Co.
5.35%, 04/15/2028	49,000	49,796
General Motors Financial Co., Inc.
5.60%, 06/18/2031	127,000	129,592
5.75%, 02/08/2031	15,000	15,429
Hyundai Capital America
4.85%, 03/25/2027 (A)	33,000	33,103
4.88%, 11/01/2027 (A)	63,000	63,163
5.40%, 06/23/2032 (A)	48,000	48,733
JB Poindexter & Co., Inc.
8.75%, 12/15/2031 (A)	41,000	41,932
		381,748
Banks - 7.1%
ABQ Finance Ltd.
2.00%, 07/06/2026 (B)	200,000	195,126
Banco de Credito e Inversiones SA
Fixed until 05/08/2029 (C), 8.75% (A)(D)	755,000	811,248
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (C), 8.75% (A)(D)	1,500,000	1,535,460
Banco Santander SA
Fixed until 05/21/2033 (C), 9.63% (D)	800,000	944,858
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (D), 03/08/2037	400,000	366,641
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	244,000	240,218
Fixed until 01/24/2030, 5.16% (D), 01/24/2031	317,000	324,320
Fixed until 08/15/2034, 5.43% (D), 08/15/2035	51,000	51,092
Fixed until 10/25/2034, 5.52% (D), 10/25/2035	164,000	164,158
Fixed until 02/12/2035, 5.74% (D), 02/12/2036	28,000	28,485
Fixed until 09/15/2026, 5.93% (D), 09/15/2027	296,000	300,454
Bank of East Asia Ltd.
Fixed until 10/21/2025 (C), 5.83% (B)(D)(E)	250,000	249,750
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of New York Mellon Corp.
Fixed until 02/11/2030, 4.94% (D), 02/11/2031	$ 92,000	$ 93,697
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (D), 05/04/2037	89,000	84,478
5.65%, 02/01/2034	48,000	50,301
BankUnited, Inc.
5.13%, 06/11/2030	78,000	77,244
Barclays PLC
Fixed until 09/10/2029, 4.94% (D), 09/10/2030	200,000	201,414
Fixed until 12/15/2025 (C), 6.13% (D)	220,000	220,275
BNP Paribas SA
Fixed until 11/19/2029, 5.28% (D), 11/19/2030 (A)	128,000	130,394
BW Real Estate, Inc.
Fixed until 03/30/2030 (C), 9.50% (A)(D)	1,000,000	1,008,626
Citigroup, Inc.
4.45%, 09/29/2027	100,000	99,719
Fixed until 09/19/2029, 4.54% (D), 09/19/2030	84,000	83,659
Fixed until 05/24/2032, 4.91% (D), 05/24/2033	296,000	295,394
Fixed until 09/19/2034, 5.41% (D), 09/19/2039	126,000	123,365
Citizens Financial Group, Inc.
Fixed until 07/23/2031, 5.72% (D), 07/23/2032	124,000	127,935
Cooperatieve Rabobank UA
4.88%, 01/21/2028	250,000	254,057
Credit Agricole SA
Fixed until 05/27/2030, 5.22% (D), 05/27/2031 (A)	250,000	254,084
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (D), 01/18/2029	250,000	261,810
Fifth Third Bank NA
Fixed until 01/28/2027, 4.97% (D), 01/28/2028	250,000	251,506
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (D), 04/04/2034 (B)	200,000	206,250
First Citizens BancShares, Inc.
Fixed until 12/12/2034, 6.25% (D), 03/12/2040	33,000	33,011
First Horizon Bank
5.75%, 05/01/2030	250,000	255,369
FNB Corp.
Fixed until 12/11/2029, 5.72% (D)	74,000	74,515
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (D), 09/10/2027	192,000	185,547
Fixed until 07/21/2031, 2.38% (D), 07/21/2032	279,000	243,723
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 05/01/2028, 4.22% (D), 05/01/2029	$ 61,000	$ 60,626
Fixed until 10/23/2029, 4.69% (D), 10/23/2030	35,000	34,973
6.75%, 10/01/2037	48,000	52,716
HSBC Holdings PLC
Fixed until 03/09/2028, 6.16% (D), 03/09/2029	200,000	207,436
ING Groep NV
Fixed until 03/25/2028, 4.86% (D), 03/25/2029	200,000	201,729
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (D), 11/08/2032	327,000	287,489
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	242,000	238,087
4.13%, 12/15/2026	62,000	61,768
Fixed until 10/22/2027, 4.51% (D), 10/22/2028	53,000	53,062
Fixed until 07/23/2035, 5.58% (D), 07/23/2036	56,000	56,725
Fixed until 10/23/2033, 6.25% (D), 10/23/2034	105,000	113,944
KeyCorp
Fixed until 04/04/2030, 5.12% (D), 04/04/2031 (E)	42,000	42,451
M&T Bank Corp.
Fixed until 07/30/2030, 5.40% (D), 07/30/2035	45,000	45,068
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (D), 02/22/2031	400,000	412,762
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (D), 05/26/2035	200,000	204,613
Morgan Stanley
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	53,000	45,177
Fixed until 04/01/2030, 3.62% (D), 04/01/2031	249,000	238,503
Fixed until 10/18/2029, 4.65% (D), 10/18/2030	22,000	22,044
Fixed until 04/20/2032, 5.30% (D), 04/20/2037	28,000	28,004
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	43,000	43,541
Fixed until 02/07/2034, 5.94% (D), 02/07/2039	68,000	70,213
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (D), 11/24/2030 (B)(E)	330,000	325,651
Regions Financial Corp.
Fixed until 09/06/2034, 5.50% (D), 09/06/2035	43,000	43,310
Fixed until 06/06/2029, 5.72% (D), 06/06/2030	58,000	59,942
7.38%, 12/10/2037	14,000	15,732
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada
Fixed until 03/27/2027, 4.72% (D), 03/27/2028	$ 91,000	$ 91,348
4.90%, 01/12/2028	146,000	148,056
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (B)	200,000	198,528
SNB Sukuk Ltd.
5.13%, 02/27/2029 (B)	200,000	202,929
Standard Chartered PLC
Fixed until 08/15/2027 (C), 7.75% (B)(D)	200,000	208,043
Sumitomo Mitsui Financial Group, Inc.
Fixed until 07/08/2032, 4.95% (D), 07/08/2033	200,000	200,130
Fixed until 07/08/2045, 5.80% (D), 07/08/2046	130,000	129,104
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (D), 05/06/2031	147,000	144,044
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (D), 11/03/2036	217,000	184,214
UBS Group AG
Fixed until 05/12/2027, 4.75% (D), 05/12/2028 (A)	275,000	275,907
Fixed until 04/12/2031 (C), 7.75% (A)(D)(E)	413,000	440,235
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (D), 10/14/2031 (B)	200,000	193,696
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	150,000	152,930
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (D), 02/11/2031	51,000	46,760
Fixed until 10/30/2029, 2.88% (D), 10/30/2030	22,000	20,551
Fixed until 01/23/2034, 5.50% (D), 01/23/2035	20,000	20,495
Fixed until 04/22/2027, 5.71% (D), 04/22/2028	375,000	382,313
Zions Bancorp NA
3.25%, 10/29/2029	275,000	252,931
Fixed until 08/19/2034, 6.82% (D), 11/19/2035	252,000	263,068
		16,349,031
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	258,000	248,095
Constellation Brands, Inc.
4.35%, 05/09/2027	24,000	23,921
PepsiCo, Inc.
1.95%, 10/21/2031	311,000	268,905
4.45%, 02/07/2028	61,000	61,499
4.65%, 07/23/2032	46,000	45,963
		648,383
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
Amgen, Inc.
5.15%, 03/02/2028	$ 263,000	$ 267,822
Gilead Sciences, Inc.
4.80%, 11/15/2029	61,000	61,975
5.10%, 06/15/2035	42,000	42,296
Royalty Pharma PLC
2.15%, 09/02/2031	116,000	99,382
5.15%, 09/02/2029	40,000	40,735
		512,210
Building Products - 0.2%
Lennox International, Inc.
5.50%, 09/15/2028	64,000	65,690
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	41,000	36,021
Owens Corning
5.50%, 06/15/2027	40,000	40,683
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	260,000	232,266
		374,660
Capital Markets - 0.0% *
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	77,000	75,532
Chemicals - 1.2%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	205,000	171,663
Eastman Chemical Co.
5.75%, 03/08/2033	140,000	145,401
Ecolab, Inc.
4.30%, 06/15/2028	25,000	25,050
5.25%, 01/15/2028	107,000	109,667
FMC Corp.
Fixed until 08/01/2030, 8.45% (D), 11/01/2055	1,500,000	1,550,748
Methanex Corp.
5.25%, 12/15/2029	4,000	3,962
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	280,000	277,549
Minerals Technologies, Inc.
5.00%, 07/01/2028 (A)	200,000	196,886
Nutrien Ltd.
4.90%, 03/27/2028	116,000	117,251
5.20%, 06/21/2027	40,000	40,467
Sherwin-Williams Co.
4.80%, 09/01/2031	35,000	35,229
5.15%, 08/15/2035	74,000	73,818
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(F)	117,243	66,242
		2,813,933
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)(E)	$ 154,000	$ 147,441
8.38%, 06/15/2032 (A)	65,000	67,054
Block, Inc.
6.50%, 05/15/2032	150,000	153,928
Boost Newco Borrower LLC
7.50%, 01/15/2031 (A)	200,000	211,462
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(E)	220,000	203,701
Deluxe Corp.
8.00%, 06/01/2029 (A)	303,000	290,709
DP World Crescent Ltd.
5.50%, 05/08/2035 (A)	200,000	204,491
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	276,000	288,147
GXO Logistics, Inc.
6.25%, 05/06/2029	43,000	44,726
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	68,000	70,280
7.25%, 06/15/2033 (A)	145,000	150,150
Hertz Corp.
4.63%, 12/01/2026 (A)(E)	129,000	116,679
12.63%, 07/15/2029 (A)(E)	85,000	88,802
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	275,000	252,355
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028 (A)	199,000	198,986
Quanta Services, Inc.
2.35%, 01/15/2032	58,000	50,047
2.90%, 10/01/2030	12,000	11,031
5.25%, 08/09/2034	66,000	66,693
Republic Services, Inc.
4.75%, 07/15/2030	68,000	69,051
S&P Global, Inc.
2.70%, 03/01/2029	379,000	358,383
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	149,000	153,916
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	401,000	347,913
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	185,000	200,517
VM Consolidated, Inc.
5.50%, 04/15/2029 (A)	250,000	245,415
Waste Connections, Inc.
5.25%, 09/01/2035	22,000	22,316
Waste Management, Inc.
4.95%, 07/03/2027	78,000	79,069
WEX, Inc.
6.50%, 03/15/2033 (A)	156,000	158,001
		4,251,263
Communications Equipment - 1.7%
Altice Financing SA
5.00%, 01/15/2028 (A)	530,000	424,773
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
AT&T, Inc.
4.10%, 02/15/2028	$ 325,000	$ 322,753
5.40%, 02/15/2034	20,000	20,439
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2030, 6.88% (D), 09/15/2055	135,000	137,351
Fixed until 06/15/2035, 7.00% (D), 09/15/2055	316,000	320,705
Cisco Systems, Inc.
5.10%, 02/24/2035	143,000	145,382
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	200,000	201,962
Iliad Holding SASU
7.00%, 04/15/2032 (A)	404,000	414,661
Motorola Solutions, Inc.
5.55%, 08/15/2035	45,000	45,901
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (D), 04/15/2055	95,000	97,125
Fixed until 02/14/2035, 7.13% (D), 04/15/2055	102,000	104,377
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	400,015
SoftBank Group Corp.
Fixed until 07/19/2027 (C), 6.88% (B)(D)	200,000	198,242
Telesat Canada/Telesat LLC
4.88%, 06/01/2027 (A)	155,000	95,712
T-Mobile USA, Inc.
3.38%, 04/15/2029	249,000	239,061
Verizon Communications, Inc.
4.02%, 12/03/2029	285,000	280,071
4.50%, 08/10/2033	95,000	91,880
5.25%, 04/02/2035	82,000	82,330
Viasat, Inc.
6.50%, 07/15/2028 (A)	125,000	117,825
7.50%, 05/30/2031 (A)(E)	92,000	80,105
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (A)(E)	225,000	203,320
		4,023,990
Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033 (A)	215,000	214,541
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(E)	200,000	203,834
Lennar Corp.
5.20%, 07/30/2030	31,000	31,581
MasTec, Inc.
5.90%, 06/15/2029	55,000	56,831
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	206,000	197,628
		704,415
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.2%
AutoNation, Inc.
5.89%, 03/15/2035	$ 21,000	$ 21,274
AutoZone, Inc.
5.10%, 07/15/2029	21,000	21,470
Brinker International, Inc.
8.25%, 07/15/2030 (A)	175,000	185,635
CEC Entertainment LLC
6.75%, 05/01/2026 (A)	340,000	337,515
Darden Restaurants, Inc.
4.35%, 10/15/2027	31,000	30,938
El Puerto de Liverpool SAB de CV
6.26%, 01/22/2032 (A)	200,000	207,730
FirstCash, Inc.
4.63%, 09/01/2028 (A)	200,000	195,540
Home Depot, Inc.
4.90%, 04/15/2029	41,000	41,897
Kohl's Corp.
5.13%, 05/01/2031 (E)	486,000	350,096
LBM Acquisition LLC
6.25%, 01/15/2029 (A)(E)	232,000	203,580
McDonald's Corp.
4.80%, 08/14/2028	300,000	304,340
Murphy Oil USA, Inc.
4.75%, 09/15/2029	200,000	195,552
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	28,000	27,528
5.75%, 11/20/2026	41,000	41,601
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)(E)	280,000	244,424
QXO Building Products, Inc.
6.75%, 04/30/2032 (A)	119,000	122,543
Raising Cane's Restaurants LLC
9.38%, 05/01/2029 (A)	120,000	126,614
Walmart, Inc.
3.95%, 09/09/2027	151,000	150,758
		2,809,035
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	180,000	161,173
5.10%, 03/17/2030 (A)	25,000	25,357
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029 (A)(E)	200,000	182,170
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	25,000	25,608
8.75%, 04/15/2030 (A)	219,000	223,506
Crown Americas LLC
5.25%, 04/01/2030	140,000	141,527
5.88%, 06/01/2033 (A)	70,000	70,130
Iris Holding, Inc.
10.00%, 12/15/2028 (A)	210,000	195,202
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 - 04/15/2027 (A)	113,000	113,245
Packaging Corp. of America
5.70%, 12/01/2033	171,000	177,907
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$ 100,000	$ 97,132
Sonoco Products Co.
4.60%, 09/01/2029	98,000	97,516
5.00%, 09/01/2034	50,000	48,613
		1,559,086
Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	55,000	47,707
3.13%, 01/15/2027	57,000	55,809
5.20%, 02/15/2029	113,000	115,276
Crown Castle, Inc.
5.00%, 01/11/2028	92,000	92,771
5.60%, 06/01/2029	41,000	42,276
Weyerhaeuser Co.
4.00%, 04/15/2030	208,000	202,561
4.75%, 05/15/2026	68,000	68,080
		624,480
Electric Utilities - 3.8%
AES Andes SA
Fixed until 03/10/2030, 8.15% (D), 06/10/2055 (A)	500,000	523,516
AES Corp.
5.45%, 06/01/2028	45,000	45,725
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	22,000	22,117
Ameren Corp.
5.70%, 12/01/2026	346,000	350,678
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/2028 (A)	200,000	193,137
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	162,000	157,880
Calpine Corp.
5.00%, 02/01/2031 (A)	285,000	281,700
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (B)	241,500	234,983
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	235,000	208,753
Commonwealth Edison Co.
5.95%, 06/01/2055	13,000	13,473
Diamond II Ltd.
7.95%, 07/28/2026 (B)	250,000	252,082
DTE Energy Co.
4.88%, 06/01/2028	149,000	150,566
Entergy Texas, Inc.
5.25%, 04/15/2035	28,000	28,268
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (D), 12/15/2054	450,000	470,172
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	17,000	17,114
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	95,000	96,697
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Florida Power & Light Co.
5.15%, 06/15/2029	$ 78,000	$ 80,291
Kentucky Power Co.
7.00%, 11/15/2033 (A)	100,000	107,049
Minejesa Capital BV
4.63%, 08/10/2030 (B)	181,562	179,351
5.63%, 08/10/2037 (B)	200,000	195,646
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	45,000	45,545
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	78,000	77,743
4.75%, 02/07/2028	57,000	57,484
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	22,000	23,073
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027 (G)	31,000	31,152
5.30%, 03/15/2032	79,000	81,084
Fixed until 05/15/2035, 6.50% (D), 08/15/2055	769,000	793,659
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	455,000	416,512
PacifiCorp
Fixed until 06/17/2030, 7.38% (D), 09/15/2055	1,269,000	1,299,150
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	315,000	305,387
PG&E Corp.
Fixed until 12/15/2029, 7.38% (D), 03/15/2055	1,000,000	964,982
PPL Capital Funding, Inc.
5.25%, 09/01/2034	25,000	25,213
Public Service Co. of Colorado
3.70%, 06/15/2028	284,000	279,680
Public Service Electric & Gas Co.
4.85%, 08/01/2034	22,000	21,905
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	35,000	35,455
Vistra Operations Co. LLC
7.75%, 10/15/2031 (A)	215,000	227,554
Wisconsin Power & Light Co.
3.95%, 09/01/2032	37,000	34,933
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(E)	375,000	382,426
		8,712,135
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	150,000	147,343
WESCO Distribution, Inc.
6.38%, 03/15/2033 (A)	147,000	150,493
		297,836
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.4%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	$ 116,000	$ 119,138
5.60%, 05/29/2034	89,000	90,966
Honeywell International, Inc.
1.75%, 09/01/2031	19,000	16,167
4.95%, 09/01/2031	36,000	36,737
Imola Merger Corp.
4.75%, 05/15/2029 (A)	185,000	179,493
Trimble, Inc.
6.10%, 03/15/2033	228,000	241,532
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	210,000	199,881
Tyco Electronics Group SA
5.00%, 05/09/2035	85,000	85,066
Vontier Corp.
2.95%, 04/01/2031	51,000	45,842
		1,014,822
Energy Equipment & Services - 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	170,000	169,990
6.63%, 09/01/2032 (A)	95,000	96,409
Greenko Dutch BV
3.85%, 03/29/2026 (B)	220,000	216,512
Halliburton Co.
4.75%, 08/01/2043	51,000	44,000
India Cleantech Energy
4.70%, 08/10/2026 (B)	197,500	194,300
Kodiak Gas Services LLC
7.25%, 02/15/2029 (A)	185,000	189,466
Weatherford International Ltd.
8.63%, 04/30/2030 (A)	195,000	200,326
		1,111,003
Financial Services - 1.7%
Air Lease Corp.
Fixed until 06/15/2026 (C), 4.65% (D)	129,000	127,429
Aircastle Ltd.
Fixed until 06/15/2026 (C), 5.25% (A)(D)	120,000	119,170
Ally Financial, Inc.
6.70%, 02/14/2033 (E)	380,000	394,618
American Express Co.
4.20%, 11/06/2025	55,000	54,952
Fixed until 07/20/2032, 4.92% (D), 07/20/2033	31,000	31,100
Fixed until 01/30/2030, 5.09% (D), 01/30/2031	52,000	53,106
Fixed until 02/16/2027, 5.10% (D), 02/16/2028	165,000	166,510
Fixed until 04/25/2035, 5.67% (D), 04/25/2036	37,000	38,388
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (A)	112,000	120,150
Capital One Financial Corp.
3.75%, 07/28/2026	68,000	67,367
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Charles Schwab Corp.
2.45%, 03/03/2027	$ 21,000	$ 20,397
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	325,000	283,454
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	205,000	207,597
EZCORP, Inc.
7.38%, 04/01/2032 (A)	120,000	124,975
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	200,000	204,383
goeasy Ltd.
6.88%, 05/15/2030 (A)	10,000	10,019
7.63%, 07/01/2029 (A)	218,000	224,485
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	129,000	127,989
6.75%, 05/01/2033 (A)	29,000	29,678
7.13%, 04/30/2031 (A)	215,000	222,057
Mastercard, Inc.
4.35%, 01/15/2032	71,000	70,319
Nomura Holdings, Inc.
Fixed until 07/15/2030 (C), 7.00% (D)	200,000	202,511
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030 (A)	153,000	160,314
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	200,000	204,079
Shriram Finance Ltd.
6.63%, 04/22/2027 (B)	200,000	203,842
Synchrony Financial
5.15%, 03/19/2029	95,000	95,420
Fixed until 03/06/2030, 5.45% (D), 03/06/2031	28,000	28,195
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	200,000	208,091
Voya Financial, Inc.
5.00%, 09/20/2034	27,000	26,370
		3,826,965
Food Products - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	315,000	312,447
6.25%, 03/15/2033 (A)	65,000	66,253
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	240,000	214,625
Hershey Co.
4.55%, 02/24/2028	35,000	35,342
Hormel Foods Corp.
4.80%, 03/30/2027	62,000	62,427
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (A)	200,000	199,186
Kellanova
7.45%, 04/01/2031	113,000	128,577
Kraft Heinz Foods Co.
5.20%, 03/15/2032 (E)	35,000	35,250
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 33,000	$ 32,644
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(C)	1,770,000	1,474,587
Mars, Inc.
4.65%, 04/20/2031 (A)	68,000	68,295
Performance Food Group, Inc.
5.50%, 10/15/2027 (A)	200,000	199,692
Sysco Corp.
5.10%, 09/23/2030	69,000	70,456
		2,899,781
Gas Utilities - 0.6%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (D), 10/15/2054 (A)	1,000,000	1,007,663
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	62,000	64,243
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (A)	28,000	30,238
7.75%, 05/01/2035 (A)	162,000	177,628
		1,279,772
Health Care Equipment & Supplies - 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	116,000	102,509
2.75%, 09/15/2029	89,000	83,201
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	23,000	23,477
5.65%, 11/15/2027	100,000	102,524
Insulet Corp.
6.50%, 04/01/2033 (A)	145,000	149,049
Medline Borrower LP
3.88%, 04/01/2029 (A)	240,000	228,882
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	102,000	105,516
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	41,000	41,949
		837,107
Health Care Providers & Services - 0.9%
Cigna Group
2.38%, 03/15/2031	38,000	33,667
4.38%, 10/15/2028	40,000	39,858
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	203,000	208,580
DaVita, Inc.
6.75%, 07/15/2033 (A)	200,000	206,258
Elevance Health, Inc.
2.88%, 09/15/2029	145,000	135,870
HCA, Inc.
3.38%, 03/15/2029	12,000	11,506
3.50%, 09/01/2030	113,000	106,522
5.45%, 04/01/2031	45,000	46,252
5.50%, 03/01/2032	52,000	53,369
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
4.88%, 04/01/2030	$ 82,000	$ 82,417
5.88%, 03/01/2033	418,000	432,238
Molina Healthcare, Inc.
6.25%, 01/15/2033 (A)	250,000	246,652
Quest Diagnostics, Inc.
5.00%, 12/15/2034	62,000	61,578
Roche Holdings, Inc.
5.49%, 11/13/2030 (A)	243,000	255,213
Select Medical Corp.
6.25%, 12/01/2032 (A)(E)	160,000	159,586
UnitedHealth Group, Inc.
4.90%, 04/15/2031	48,000	48,503
5.15%, 07/15/2034	51,000	51,147
		2,179,216
Hotel & Resort REITs - 0.2%
Service Properties Trust
8.88%, 06/15/2032	375,000	392,113
Hotels, Restaurants & Leisure - 2.1%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	207,404
Carnival Corp.
5.75%, 08/01/2032 (A)	30,000	30,203
6.00%, 05/01/2029 (A)	439,000	442,893
6.13%, 02/15/2033 (A)	45,000	45,798
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (B)(E)	200,000	194,083
Flutter Treasury DAC
5.88%, 06/04/2031 (A)	210,000	211,385
Fortune Star BVI Ltd.
5.05%, 01/27/2027 (B)	250,000	243,736
Gohl Capital Ltd.
4.25%, 01/24/2027 (B)	200,000	198,291
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	315,000	301,480
Marriott International, Inc.
2.85%, 04/15/2031	155,000	140,509
5.50%, 04/15/2037	28,000	27,954
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	214,554
5.38%, 12/04/2029 (B)	200,000	190,714
NCL Corp. Ltd.
6.75%, 02/01/2032 (A)	10,000	10,271
7.75%, 02/15/2029 (A)	435,000	461,463
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	250,000	252,856
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	335,000	340,529
Sands China Ltd.
2.85%, 03/08/2029	200,000	185,075
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)(E)	250,000	243,338
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
6.63%, 03/15/2032 (A)	$ 252,000	$ 256,969
Studio City Finance Ltd.
5.00%, 01/15/2029 (B)	250,000	231,129
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	155,000	148,830
Voyager Parent LLC
9.25%, 07/01/2032 (A)	235,000	248,593
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (E)	41,000	34,429
		4,862,486
Industrial REITs - 0.0% *
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	25,000	24,804
Insurance - 2.0%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	213,000	215,662
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	205,000	207,978
Aon North America, Inc.
5.30%, 03/01/2031	287,000	295,650
Arthur J Gallagher & Co.
4.85%, 12/15/2029	37,000	37,327
5.45%, 07/15/2034	180,000	183,347
Athene Global Funding
1.73%, 10/02/2026 (A)	43,000	41,542
4.86%, 08/27/2026 (A)	71,000	71,248
5.32%, 11/13/2031 (A)	109,000	109,645
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	160,000	165,194
Chubb INA Holdings LLC
4.65%, 08/15/2029	113,000	114,457
F&G Annuities & Life, Inc.
6.25%, 10/04/2034 (E)	17,000	16,911
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (D), 10/15/2054 (A)	700,000	731,504
Hanwha Life Insurance Co. Ltd.
Fixed until 06/24/2030, 6.30% (D), 06/24/2055 (A)(E)	200,000	205,890
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/2031 (A)	265,000	274,403
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (A)	185,000	195,184
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,118,460
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	53,000	53,310
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	45,000	45,120
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	$ 185,000	$ 191,308
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (C), 5.88% (A)(D)	205,000	204,387
Willis North America, Inc.
4.65%, 06/15/2027	100,000	100,481
		4,579,008
Internet & Catalog Retail - 1.0%
Alibaba Group Holding Ltd.
5.25%, 05/26/2035 (B)	200,000	202,964
Alphabet, Inc.
0.80%, 08/15/2027	192,000	180,154
Amazon.com, Inc.
3.30%, 04/13/2027	51,000	50,274
4.65%, 12/01/2029	341,000	347,072
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027 (A)	250,000	250,239
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	33,000	33,643
7.13%, 09/30/2030 (A)	140,000	144,685
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (A)	224,000	219,247
ION Trading Technologies SARL
5.75%, 05/15/2028 (A)	200,000	193,417
Match Group Holdings II LLC
3.63%, 10/01/2031 (A)	48,000	42,950
4.13%, 08/01/2030 (A)	138,000	128,702
Meituan
4.63%, 10/02/2029 (A)	200,000	199,475
Netflix, Inc.
4.88%, 04/15/2028	162,000	164,558
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	250,000	273,729
		2,431,109
IT Services - 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	41,000	39,676
Apple, Inc.
1.40%, 08/05/2028	341,000	315,292
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035 (E)	38,000	38,796
CA Magnum Holdings
5.38%, 10/31/2026 (B)	265,000	263,322
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	95,000	93,995
4.75%, 04/01/2028	79,000	79,631
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031 (A)	150,000	157,423
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	35,000	34,963
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	166,000	167,242
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	$ 47,000	$ 42,123
Leidos, Inc.
5.50%, 03/15/2035	44,000	44,413
Seagate Data Storage Technology Pte. Ltd.
8.50%, 07/15/2031 (A)	150,000	158,418
		1,435,294
Machinery - 0.7%
AGCO Corp.
5.45%, 03/21/2027	90,000	90,702
Caterpillar Financial Services Corp.
4.38%, 08/16/2029 (E)	30,000	30,121
4.40%, 03/03/2028	81,000	81,343
4.70%, 11/15/2029	78,000	79,139
5.00%, 05/14/2027	27,000	27,353
Caterpillar, Inc.
1.90%, 03/12/2031	311,000	273,632
CNH Industrial Capital LLC
5.10%, 04/20/2029	279,000	283,560
Deere & Co.
5.45%, 01/16/2035	250,000	259,469
John Deere Capital Corp.
1.45%, 01/15/2031	180,000	155,137
4.40%, 09/08/2031	71,000	70,597
4.55%, 06/05/2030	62,000	62,320
4.90%, 03/07/2031	40,000	40,713
4.95%, 07/14/2028	27,000	27,607
nVent Finance SARL
2.75%, 11/15/2031	127,000	110,789
		1,592,482
Media - 1.6%
Belo Corp.
7.75%, 06/01/2027	200,000	206,854
Cable One, Inc.
4.00%, 11/15/2030 (A)(E)	284,000	218,691
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)(E)	165,000	142,173
4.75%, 03/01/2030 (A)	395,000	375,326
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	157,000	139,087
3.50%, 06/01/2041	73,000	52,010
6.10%, 06/01/2029	58,000	60,503
Comcast Corp.
4.15%, 10/15/2028	136,000	135,146
Cox Communications, Inc.
5.45%, 09/15/2028 - 09/01/2034 (A)	99,000	98,647
CSC Holdings LLC
4.13%, 12/01/2030 (A)	235,000	157,977
5.75%, 01/15/2030 (A)	200,000	98,607
Discovery Communications LLC
3.63%, 05/15/2030	21,000	18,602
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	$ 350,000	$ 338,723
Paramount Global
Fixed until 02/28/2027, 6.25% (D), 02/28/2057	283,000	272,741
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(E)	460,000	405,823
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	200,000	188,520
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	210,000	213,270
9.38%, 08/01/2032 (A)	115,000	119,324
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	400,000	360,573
Walt Disney Co.
2.00%, 09/01/2029	71,000	64,976
		3,667,573
Metals & Mining - 1.4%
Antofagasta PLC
6.25%, 05/02/2034 (B)	200,000	209,331
ATI, Inc.
5.13%, 10/01/2031	50,000	48,537
7.25%, 08/15/2030	150,000	157,242
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	144,000	146,757
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	10,000	10,007
7.00%, 03/15/2032 (A)(E)	325,000	317,073
7.38%, 05/01/2033 (A)	10,000	9,736
Commercial Metals Co.
3.88%, 02/15/2031	200,000	184,181
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/2031 (A)	380,000	356,022
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	100,000	100,559
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	202,880
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	476,000	497,493
NCIG Holdings Pty. Ltd.
12.50% (H), 08/26/2031 (B)	100,000	108,934
Nucor Corp.
5.10%, 06/01/2035	62,000	62,165
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	181,000	169,784
Steel Dynamics, Inc.
5.38%, 08/15/2034	40,000	40,498
Vale Overseas Ltd.
6.40%, 06/28/2054	200,000	196,407
Vedanta Resources Finance II PLC
10.88%, 09/17/2029 (B)	200,000	204,373
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (A)	200,000	204,481
		3,226,460
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)(E)	$ 320,000	$ 303,942
Arbor Realty SR, Inc.
7.88%, 07/15/2030 (A)	280,000	285,935
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	157,000	165,963
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	210,000	203,871
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	170,000	174,858
		1,134,569
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (A)	170,000	169,738
Baytex Energy Corp.
7.38%, 03/15/2032 (A)(E)	192,000	185,676
Cheniere Energy Partners LP
5.55%, 10/30/2035 (A)	36,000	36,182
Chevron Corp.
2.24%, 05/11/2030	307,000	279,300
Civitas Resources, Inc.
8.63%, 11/01/2030 (A)	133,000	135,691
9.63%, 06/15/2033 (A)	80,000	82,286
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	165,000	155,758
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	193,000	188,601
8.38%, 01/15/2034 (A)	75,000	74,232
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033 (A)	165,000	163,108
8.63%, 03/15/2029 (A)	124,000	129,048
Diamondback Energy, Inc.
5.40%, 04/18/2034	193,000	193,457
Enbridge, Inc.
4.60%, 06/20/2028	25,000	25,103
Energy Transfer LP
4.95%, 05/15/2028	162,000	163,919
Fixed until 02/15/2029, 8.00% (D), 05/15/2054	1,000,000	1,065,285
Enterprise Products Operating LLC
4.60%, 01/15/2031	32,000	31,974
Excelerate Energy LP
8.00%, 05/15/2030 (A)	190,000	198,902
Expand Energy Corp.
4.75%, 02/01/2032	68,000	66,048
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	15,000	15,551
8.88%, 04/15/2030	345,000	365,212
GNL Quintero SA
4.63%, 07/31/2029 (B)	105,920	105,672
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	$ 445,000	$ 462,548
HF Sinclair Corp.
5.00%, 02/01/2028	30,000	29,926
6.25%, 01/15/2035	43,000	43,751
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	323,000	311,137
6.25%, 04/15/2032 (A)	50,000	47,999
7.25%, 02/15/2035 (A)	15,000	14,619
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	260,000	268,820
ITT Holdings LLC
6.50%, 08/01/2029 (A)	375,000	357,191
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (B)	200,000	187,269
Kinder Morgan, Inc.
5.40%, 02/01/2034	418,000	422,261
Marathon Petroleum Corp.
5.70%, 03/01/2035	74,000	75,080
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	135,000	136,249
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	94,010
8.38%, 02/15/2032 (A)	150,000	146,730
NuStar Logistics LP
6.38%, 10/01/2030	120,000	123,623
Occidental Petroleum Corp.
6.13%, 01/01/2031	274,000	283,355
ONEOK, Inc.
4.75%, 10/15/2031	61,000	60,424
Pertamina Hulu Energi PT
5.25%, 05/21/2030 (A)	200,000	202,592
Petroleos Mexicanos
10.00%, 02/07/2033 (E)	727,000	810,685
Pioneer Natural Resources Co.
5.10%, 03/29/2026	28,000	28,104
Raizen Fuels Finance SA
6.45%, 03/05/2034 (B)	200,000	198,486
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	186,108
Strathcona Resources Ltd.
6.88%, 08/01/2026 (A)	270,000	270,338
Talos Production, Inc.
9.38%, 02/01/2031 (A)	181,000	184,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	41,000	41,604
TransCanada PipeLines Ltd.
Fixed until 03/01/2030, 7.00% (D), 06/01/2065	1,000,000	1,008,392
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (B)	120,000	118,768
Valaris Ltd.
8.38%, 04/30/2030 (A)	250,000	258,223
Venture Global LNG, Inc.
8.38%, 06/01/2031 (A)	399,000	412,709
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
7.88%, 04/15/2032 (A)(E)	$ 255,000	$ 223,816
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (A)	50,000	50,635
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	156,000	155,226
Williams Cos., Inc.
3.75%, 06/15/2027	81,000	79,848
4.63%, 06/30/2030	51,000	50,798
Woodside Finance Ltd.
5.40%, 05/19/2030	135,000	136,894
		11,313,529
Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)(E)	48,000	46,665
4.40%, 06/30/2028 (A)	22,000	22,034
Inversiones CMPC SA
6.13%, 02/26/2034 (A)	200,000	206,712
Magnera Corp.
4.75%, 11/15/2029 (A)(E)	194,000	171,465
		446,876
Passenger Airlines - 0.2%
Air Canada
3.88%, 08/15/2026 (A)	125,000	123,659
American Airlines, Inc.
7.25%, 02/15/2028 (A)(E)	265,000	270,410
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	14,131	12,776
United Airlines, Inc.
4.63%, 04/15/2029 (A)	175,000	170,890
		577,735
Personal Care Products - 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	250,000	236,433
Kenvue, Inc.
4.85%, 05/22/2032	47,000	47,356
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	310,000	313,244
Procter & Gamble Co.
2.85%, 08/11/2027	92,000	89,729
3.95%, 01/26/2028	72,000	71,906
		758,668
Pharmaceuticals - 1.2%
AbbVie, Inc.
3.20%, 11/21/2029	296,000	282,182
4.95%, 03/15/2031	55,000	56,121
Astrazeneca Finance LLC
4.85%, 02/26/2029	89,000	90,600
4.88%, 03/03/2028	72,000	73,175
4.90%, 03/03/2030	73,000	74,604
Becton Dickinson & Co.
4.30%, 08/22/2032	55,000	53,139
4.69%, 02/13/2028	68,000	68,535
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.
5.13%, 02/15/2029	$ 105,000	$ 107,112
Cencora, Inc.
5.13%, 02/15/2034	23,000	23,104
CVS Health Corp.
5.13%, 07/20/2045	155,000	136,007
5.55%, 06/01/2031	92,000	95,302
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	262,000	269,556
Eli Lilly & Co.
3.10%, 05/15/2027	22,000	21,623
4.75%, 02/12/2030	51,000	51,958
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	47,000	47,103
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	263,000	219,176
12.25%, 04/15/2029 (A)	255,000	276,344
McKesson Corp.
4.95%, 05/30/2032	82,000	82,661
Merck & Co., Inc.
4.30%, 05/17/2030	105,000	105,055
Novartis Capital Corp.
4.00%, 09/18/2031	47,000	46,026
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	200,000	173,023
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	55,000	54,669
5.11%, 05/19/2043	37,000	35,027
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/2029	200,000	218,094
Zoetis, Inc.
5.60%, 11/16/2032	28,000	29,469
		2,689,665
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	275,000	277,087
Elect Global Investments Ltd.
4.85%, 09/02/2025 (B)(C)	200,000	132,232
GLP China Holdings Ltd.
2.95%, 03/29/2026 (B)	300,000	288,890
GLP Pte. Ltd.
Fixed until 05/17/2026 (C), 4.50% (B)(D)	200,000	110,042
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	110,000	116,292
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	321,000	301,884
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (B)	250,000	231,379
NWD MTN Ltd.
8.63%, 02/08/2028 (B)(E)	250,000	165,544
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (B)	$ 320,000	$ 318,007
		1,941,357
Residential REITs - 0.0% *
ERP Operating LP
4.95%, 06/15/2032	13,000	13,106
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc.
4.80%, 06/15/2029	245,000	249,577
Broadcom, Inc.
2.45%, 02/15/2031 (A)	185,000	165,035
4.90%, 07/15/2032	44,000	44,136
Entegris, Inc.
5.95%, 06/15/2030 (A)	200,000	201,792
Intel Corp.
4.15%, 08/05/2032	40,000	37,632
QUALCOMM, Inc.
4.75%, 05/20/2032	34,000	34,304
Texas Instruments, Inc.
4.60%, 02/15/2028	151,000	152,625
		885,101
Software - 0.6%
Adobe, Inc.
4.75%, 01/17/2028	88,000	89,266
4.85%, 04/04/2027	28,000	28,320
Capstone Borrower, Inc.
8.00%, 06/15/2030 (A)	260,000	270,197
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	306,000	309,025
Fiserv, Inc.
5.15%, 08/12/2034	51,000	50,665
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	200,000	189,067
Open Text Corp.
3.88%, 12/01/2029 (A)	160,000	149,767
Oracle Corp.
2.30%, 03/25/2028	167,000	158,133
4.70%, 09/27/2034	11,000	10,569
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	401,300	189,614
		1,444,623
Transportation Infrastructure - 0.4%
Canadian Pacific Railway Co.
5.20%, 03/30/2035 (E)	24,000	24,274
CSX Corp.
3.25%, 06/01/2027	63,000	61,785
Federal Express Corp. Pass-Through Trust
1.88%, 08/20/2035	35,690	30,675
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	82,000	83,644
5.35%, 03/30/2029 (A)	23,000	23,503
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. (continued)
6.05%, 08/01/2028 (A)	$ 71,000	$ 73,745
6.20%, 06/15/2030 (A)	98,000	103,920
Ryder System, Inc.
5.50%, 06/01/2029	38,000	39,258
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	198,000	195,299
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	214,000	224,773
		860,876
Total Corporate Debt Securities (Cost $101,690,913)		102,356,080
LOAN ASSIGNMENTS - 17.9%
Aerospace & Defense - 0.1%
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.81% (D), 01/15/2027	314,739	315,230
Automobile Components - 0.3%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (D), 01/28/2032	306,919	307,047
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 9.57% (D),03/30/2027	303,678	296,339
		603,386
Beverages - 0.1%
Pegasus BidCo BV Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (D), 07/12/2029	315,587	315,718
Building Products - 0.4%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 9.05% (D), 12/29/2028	173,600	174,251
Groundworks LLC
Delayed Draw Term Loan, 1-Month Term SOFR + 3.25%, 3.00% (D), 03/14/2031	5,113	5,112
Term Loan, 1-Month Term SOFR + 3.00%, 7.35% (D), 03/14/2031	173,633	173,579

Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 8.06% (D), 12/22/2028	143,553	143,941
Potters Industries LLC Repriced Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (D), 12/14/2027	197,277	198,140
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (D), 02/10/2032	$ 56,173	$ 56,118
Term Loan B1, 1-Month Term SOFR + 2.25%, 6.61% (D), 04/14/2031	205,408	205,237
		956,378
Capital Markets - 0.3%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 09/30/2031	249,539	249,850
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 07/31/2031	337,848	338,693
		588,543
Chemicals - 0.1%
Nouryon Finance BV Term Loan B1, 3-Month Term SOFR + 3.25%, 7.51% (D), 04/03/2028	198,990	198,866
Commercial Services & Supplies - 2.6%
Action Environmental Group, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.56% (D), 10/24/2030	339,815	340,665
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.21% (D), 05/12/2028	327,819	328,372
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 07/16/2032	323,074	322,266
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 10/16/2031	113,810	114,059
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.08% (D), 02/23/2029	198,496	182,451
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 10/01/2031	407,096	406,926
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.34% (D), 02/01/2029	235,603	235,308
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.82% (D), 03/03/2032	368,829	368,829
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 9.22% (D), 05/29/2028	$ 205,646	$ 169,829
Herc Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 6.32% (D), 06/02/2032	39,611	39,740
Hertz Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 8.06% (D), 06/30/2028	361,666	305,608
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 6.35% (D), 10/21/2030	199,495	198,830
KUEHG Corp. Term Loan, 3-Month Term SOFR + 2.75%, 7.04% (D), 06/12/2030	148,243	148,243
Madison IAQ LLC Term Loan B, 6-Month Term SOFR + 3.25%, 7.45% (D), 05/06/2032	185,636	185,945
Mavis Tire Express Services Corp. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 7.33% (D), 05/04/2028	384,685	385,098
Moneygram International, Inc. Term Loan B, 3-Month Term SOFR + 4.75%, 9.07% (D), 06/03/2030	319,628	288,065
PG Investment Co. 59 SARL Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 03/26/2031	249,373	249,997
Prometric Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.11% (D), 06/25/2032	188,611	189,672
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.86% (D), 11/14/2030	265,000	264,834
Shift4 Payments LLC Term Loan, 3-Month Term SOFR + 2.75%, 7.08% (D), 06/30/2032	37,523	37,781
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.30% (D), 10/04/2030	237,116	238,153
Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 10/24/2031	259,350	260,810
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.30% (D), 11/30/2030	207,023	207,627
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
VM Consolidated, Inc. Term Loan B2, 1-Month Term SOFR + 2.25%, 6.61% (D), 03/24/2028	$ 125,211	$ 125,430
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 01/30/2031	199,123	198,732
Xplor T1 LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 06/24/2031	134,532	134,532
		5,927,802
Communications Equipment - 0.5%
Altice Financing SA Term Loan, 3-Month Term SOFR + 5.00%, 9.32% (D), 10/31/2027	357,632	310,804
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.86% (D), 09/27/2029	201,436	197,030
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.97% (D), 03/02/2029	329,196	323,778
Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.47% (D), 03/09/2027 (G)	425,000	410,338
		1,241,950
Construction & Engineering - 0.3%
Brown Group Holding LLC Term Loan B2, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.83% (D), 07/01/2031 (G)	131,019	131,224
Construction Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 11/03/2031	34,195	34,323
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.72% (D), 06/23/2028	209,238	202,438
Service Logic Acquisition, Inc. Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 3-Month Term SOFR + 3.00%, 7.31% (D), 10/29/2027	315,773	315,378
Tecta America Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (D), 02/18/2032	54,385	54,470
		737,833
Consumer Staples Distribution & Retail - 1.4%
BCPE Grill Parent Term Loan B, 3-Month Term SOFR + 4.75%, 9.05% (D), 09/30/2030	206,801	196,461
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.56% (D), 06/29/2029 (G)	$ 294,898	$ 287,600
EG America LLC Repriced Term Loan, 3-Month Term SOFR + 4.25%, 7.83% (D), 02/07/2028	279,655	280,412
Gulfside Supply, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 06/17/2031	297,447	297,819
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 02/19/2030	223,561	224,539
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.19% (D), 06/06/2031	317,631	296,390
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.80% (D), 12/28/2027	319,590	314,112
Peer Holding III BV Term Loan B5, 3-Month Term SOFR + 2.50%, 6.80% (D), 07/01/2031	172,225	172,584
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.81% (D), 03/03/2028	368,078	344,268
QXO, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (D), 04/30/2032	150,568	151,866
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 8.21% (D), 10/15/2028	336,357	322,272
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 08/03/2028	205,740	205,701
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.58% (D), 10/19/2029	174,562	174,224
		3,268,248
Containers & Packaging - 0.6%
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.50%, 7.54% (D), 06/07/2031	164,175	164,556
Charter NEX U.S., Inc. Term Loan B1, 1-Month Term SOFR + 2.75%, 7.09% (D), 11/29/2030	157,735	157,999
Clydesdale Acquisition Holdings, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 3.25%, 1.63% (D), 04/01/2032	47	47
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc. (continued)
Term Loan B, 1-Month Term SOFR + 3.18%, 7.53% (D), 04/13/2029	$ 198,538	$ 198,455
Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (D), 04/01/2032	89,836	89,755

IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 9.16% (D), 06/28/2028	283,455	275,502
SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 04/21/2031	269,219	270,161
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 8.05% (D), 09/15/2028	264,336	258,520
		1,414,995
Distributors - 0.5%
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.36% (D), 01/17/2032 (G)	277,475	271,231
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 8.32% (D), 10/28/2027	253,954	201,259
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 12/23/2030	426,616	427,504
Windsor Holdings III LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.10% (D), 08/01/2030	248,750	247,973
		1,147,967
Diversified REITs - 0.1%
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 8.96% (D), 08/09/2026	223,140	216,446
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.36% (D), 09/30/2031	197,014	196,669
Electronic Equipment, Instruments & Components - 0.1%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 12/02/2031	260,617	262,029
	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.1%
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 8.36% (D), 06/04/2029	$ 198,942	$ 199,688
Financial Services - 1.0%
Advisor Group, Inc.
Term Loan, TBD, 07/15/2032 (G)(I)	323,226	323,226
Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 08/17/2028	198,047	198,245

Apex Group Treasury LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.82% (D), 02/27/2032	402,309	402,309
CFC Bidco Ltd. Term Loan B, 3-Month Term SOFR + 3.75%, 8.04% (D), 05/30/2032	248,075	246,989
CPI Holdco B LLC Term Loan, 1-Month Term SOFR + 2.00%, 6.36% (D), 05/19/2031	44,044	43,998
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (D), 09/15/2031	356,861	356,861
Hightower Holding LLC Term Loan B, 3-Month Term SOFR + 3.00%, 7.26% (D), 02/03/2032	237,025	235,543
IMC Financing LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.85% (D), 06/18/2032	115,188	115,476
Jump Financial LLC Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (D), 02/26/2032	274,916	274,573
Orion U.S. Finco Inc. 1st Lien Term Loan, TBD, 05/20/2032 (G)(I)	159,017	159,753
		2,356,973
Food Products - 0.2%
Froneri Lux Finco SARL Term Loan, TBD, 07/16/2032 (G)(I)	171,118	170,503
Upfield BV Term Loan B12, 6-Month Term SOFR + 3.75%, 8.30% (D), 01/03/2028	270,888	271,001
		441,504
Health Care Equipment & Supplies - 0.4%
Hanger, Inc.
Delayed Draw Term Loan, 1-Month Term SOFR + 3.50%, 3.50% (D), 10/23/2031	5,092	5,102
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Hanger, Inc. (continued)
Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 10/23/2031	$ 263,649	$ 264,176

Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.36% (D), 10/23/2030	237,737	238,184
Sotera Health Holdings LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (D), 05/30/2031	398,995	400,491
		907,953
Health Care Providers & Services - 0.5%
Bella Holding Co. LLC Term Loan, 1-Month Term SOFR + 3.00%, 7.36% (D), 05/10/2028	359,790	360,175
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.60% (D), 02/11/2028	273,625	273,411
LifePoint Health, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 8.07% (D), 05/19/2031	248,750	247,610
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.35% (D), 05/06/2031	184,109	184,877
		1,066,073
Hotels, Restaurants & Leisure - 1.0%
Aimbridge Acquisition Co., Inc.
1st Lien Term Loan, 1-Month Term SOFR + 1.50%, 5.96% (D), 03/11/2030	14,709	14,562
Term Loan, 1-Month Term SOFR + 5.50%, 9.96% (D), 03/11/2030	27,359	27,222

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (D), 03/24/2032	314,589	314,195
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (D), 07/28/2031	249,373	249,997
Herschend Entertainment Co. LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.60% (D), 05/27/2032	140,702	141,757
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 8.55% (D), 08/01/2030	236,613	234,543
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 8.07% (D), 02/20/2030	300,185	301,124
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 7.29% (D), 04/04/2029	$ 238,580	$ 238,381
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 6.36% (D), 12/04/2031	158,169	157,773
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 2.50%, 6.86% (D), 12/14/2029	261,081	261,679
UFC Holdings LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.57% (D), 11/21/2031	37,283	37,373
Voyager Parent LLC Term Loan B, 3-Month Term SOFR + 4.75%, 9.04% (D), 07/01/2032	324,928	324,827
		2,303,433
Household Durables - 0.1%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 07/31/2028	317,350	317,010
Insurance - 1.1%
Acrisure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (D), 06/21/2032	135,243	135,074
Alliant Holdings Intermediate LLC Term Loan B6, 1-Month Term SOFR + 2.75%, 7.10% (D), 09/19/2031	205,659	205,544
AmWINS Group, Inc. Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (D), 01/30/2032	231,165	231,309
Asurion LLC
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.72% (D), 01/20/2029	355,548	333,400
Term Loan B11, 1-Month Term SOFR + 4.25%, 8.71% (D), 08/19/2028	305,315	302,389
Term Loan B13, 1-Month Term SOFR + 4.25%, 8.61% (D), 09/19/2030	175,000	171,208

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.75%, 7.11% (D), 06/13/2031	248,744	248,977
Howden Group Holdings Ltd.
1st Lien Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (D), 02/15/2031	315,459	315,515
Term Loan B, 1-Month Term SOFR + 3.50%, 7.86% (D), 04/18/2030	49,041	49,174

Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)

HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 6.83% (D), 06/20/2030	$ 251,498	$ 251,750
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.86% (D), 07/31/2031	237,264	237,461
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 05/06/2031	117,524	117,451
		2,599,252
Internet & Catalog Retail - 0.3%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.50%, 6.56% (D), 11/08/2032	315,866	316,212
Proofpoint, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 7.36% (D), 08/31/2028	236,541	236,837
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 9.11% (D), 03/15/2030	234,367	232,023
		785,072
IT Services - 0.6%
Ahead DB Holdings LLC Term Loan B3, 3-Month Term SOFR + 3.00%, 7.30% (D), 02/03/2031	193,715	193,819
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (D), 09/29/2031	160,860	159,855
Fortress Intermediate 3, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (D), 06/27/2031	299,246	299,620
Nielsen Consumer, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.61% (D), 03/06/2028	285,167	285,345
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 8.21% (D), 02/01/2028	261,431	232,281
Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.50%, 10.07% (D), 08/18/2028	333,671	322,271
		1,493,191
Machinery - 0.5%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 8.46% (D), 03/25/2031	285,468	284,992
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Madison Safety & Flow LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (D), 09/26/2031	$ 19,202	$ 19,286
TK Elevator Midco GmbH Term Loan B, 3-Month Term SOFR + 3.00%, 7.20% (D), 04/30/2030	315,335	316,912
Victory Buyer LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.22% (D), 11/19/2028	283,535	282,826
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.25%, 6.58% (D), 01/27/2031	292,796	292,918
		1,196,934
Media - 0.6%
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 7.57% (D), 02/02/2032	260,000	258,944
CSC Holdings LLC Term Loan B5, Prime Rate + 1.50%, 9.00% (D), 04/15/2027	103,885	102,250
Neptune Bidco U.S., Inc. Term Loan B, 3-Month Term SOFR + 5.00%, 9.43% (D), 04/11/2029	293,069	281,225
Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.50%, 6.69% (D), 02/15/2032	146,624	146,303
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.84% (D), 06/10/2032	231,150	231,150
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 7.37% (D), 03/31/2031	426,000	416,681
		1,436,553
Metals & Mining - 0.0% *
Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026 (J)(K)(L)(M)	108,713	105,995
Mortgage Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.59% (D), 06/13/2030	234,301	232,544
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Mortgage Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust, Inc. Term Loan B6, 1-Month Term SOFR + 3.00%, 7.36% (D), 12/10/2030	$ 228,212	$ 229,068
KREF Holdings X LLC Term Loan B, 1-Month Term SOFR + 3.25%, 7.59% (D), 03/05/2032	179,286	179,958
		641,570
Oil, Gas & Consumable Fuels - 0.1%
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.36% (D), 04/01/2032	312,784	314,055
Passenger Airlines - 0.5%
American Airlines, Inc.
1st Lien Term Loan, 6-Month Term SOFR + 2.25%, 6.51% (D), 06/04/2029	55,974	55,705
1st Lien Term Loan B, 6-Month Term SOFR + 2.25%, 6.50% (D), 02/15/2028	156,768	155,866
Term Loan, 3-Month Term SOFR + 2.25%, 6.58% (D), 04/20/2028	73,515	73,292
Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (D), 05/28/2032	183,654	184,618

United Airlines, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 6.35% (D), 02/22/2031	209,113	209,322
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (D), 02/14/2031	416,225	415,878
		1,094,681
Personal Care Products - 0.1%
Opal Bidco SAS Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (D), 04/28/2032	191,805	192,524
Pharmaceuticals - 0.4%
Amneal Pharmaceuticals LLC Term Loan B, TBD, 08/01/2032 (G)(I)	146,268	146,085
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 9.30% (D), 10/13/2029	268,774	244,585
Endo Luxembourg Finance Co. I SARL 1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 8.36% (D), 04/23/2031	189,825	190,300
Gainwell Acquisition Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 8.40% (D), 10/01/2027	223,828	219,911
		800,881
	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.4%
CoreLogic, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.97% (D), 06/02/2028	$ 248,199	$ 247,113
Cushman & Wakefield U.S. Borrower LLC
Term Loan B1, 1-Month Term SOFR + 2.75%, 7.11% (D), 01/31/2030	102,116	102,499
Term Loan B3, 1-Month Term SOFR + 2.75%, 7.11% (D), 01/31/2030	153,410	153,794

Greystar Real Estate Partners LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.81% (D), 08/21/2030	299,244	299,244
		802,650
Software - 1.4%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (D), 02/15/2029	319,989	319,360
Boxer Parent Co., Inc.
2nd Lien Term Loan, 3-Month Term SOFR + 5.75%, 10.08% (D), 07/30/2032	75,000	73,781
Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (D), 07/30/2031	200,271	200,177

Cast & Crew Payroll LLC Term Loan, 1-Month Term SOFR + 3.75%, 8.11% (D), 12/29/2028	174,098	165,393
Clearwater Analytics LLC Term Loan B, 6-Month Term SOFR + 2.25%, 6.46% (D), 04/21/2032	55,001	55,036
Cloud Software Group, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (D), 03/21/2031	263,479	264,323
Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 9.43% (D), 07/02/2026	159,211	150,057
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 2.75%, 7.08% (D), 05/01/2031	237,653	237,059
Helios Software Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 7.80% (D), 07/18/2030	237,808	236,024
PointClickCare Technologies, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 7.08% (D), 11/03/2031	59,456	59,530
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (D), 10/26/2030	252,251	252,645
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Project Alpha Intermediate Holding, Inc. (continued)
2nd Lien Term Loan, 3-Month Term SOFR + 5.00%, 9.30% (D), 05/09/2033	$ 45,004	$ 44,920

Project Boost Purchaser LLC Refinancing Term Loan, 3-Month Term SOFR + 2.75%, 7.07% (D), 07/16/2031	317,574	317,744
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.21% (D), 05/15/2028	249,350	127,584
RealPage, Inc.
1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 7.56% (D), 04/24/2028	152,914	152,676
Term Loan, 3-Month Term SOFR + 3.75%, 8.05% (D), 04/24/2028	78,046	78,180

Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 7.61% (D), 06/16/2032	264,407	265,134
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (D), 02/10/2031	168,947	168,947
		3,168,570
Textiles, Apparel & Luxury Goods - 0.4%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 6.61% (D), 12/21/2028	245,264	244,914
Beach Acquisition Bidco LLC Term Loan B, TBD, 06/25/2032 (G)(I)	160,207	161,141
Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 7.11% (D), 03/07/2032	66,314	66,397
Varsity Brands, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 7.58% (D), 08/26/2031	405,955	406,843
		879,295
Transportation Infrastructure - 0.4%
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.81% (D), 12/19/2030	210,116	210,004
PODS LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.47% (D), 03/31/2028	234,391	221,793
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.08% (D), 04/09/2032	$ 165,029	$ 165,338
Third Coast Infrastructure LLC Term Loan B, 1-Month Term SOFR + 4.25%, 8.61% (D), 09/25/2030	288,669	288,669
		885,804
Total Loan Assignments (Cost $41,410,597)		41,381,721
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.7%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	1,987,761	1,555,809
2.50%, 01/01/2037 - 05/01/2052	2,315,508	2,014,842
3.00%, 07/01/2052 - 09/01/2052	3,871,157	3,318,413
5.00%, 06/01/2055	1,491,073	1,451,689
5.50%, 08/01/2053 - 05/01/2055	5,206,095	5,182,183
6.00%, 02/01/2054	819,740	831,732
Federal National Mortgage Association
2.50%, 04/01/2037 - 05/01/2052	19,239,483	16,764,583
4.50%, 05/01/2053 - 07/01/2053	3,155,093	2,996,298
5.00%, 03/01/2054 - 11/01/2054	2,448,819	2,383,954
5.50%, 09/01/2053	1,302,236	1,297,614
Government National Mortgage Association
3.00%, 09/20/2051 - 02/20/2052	3,565,731	3,118,049
Total U.S. Government Agency Obligations (Cost $40,383,519)		40,915,166
ASSET-BACKED SECURITIES - 7.3%
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 8.33% (D), 04/20/2038 (A)	2,000,000	1,997,162
Arini U.S. CLO II Ltd.
Series 2A, Class D, 3-Month Term SOFR + 3.25%, 0.00% (D), 03/31/2038 (A)(G)	775,000	775,108
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 5.00%, 9.33% (D), 04/22/2035 (A)	800,000	805,882
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 8.32% (D), 04/15/2038 (A)	2,000,000	2,008,550
Dryden 87 CLO Ltd.
Series 2021-87A, Class D2R, 3-Month Term SOFR + 4.35%, 0.00% (D), 08/20/2038 (A)(G)	1,000,000	1,000,000
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 7.37% (D), 08/20/2034 (A)	2,125,000	2,124,872
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
LCM 41 Ltd.
Series 41A, Class D1R, 3-Month Term SOFR + 3.60%, 7.92% (D), 04/15/2036 (A)	$ 2,150,000	$ 2,149,884
Sculptor CLO XXX Ltd.
Series 30A, Class D2R, 3-Month Term SOFR + 4.60%, 8.87% (D), 07/20/2038 (A)	3,750,000	3,764,876
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 8.16% (D), 04/26/2038 (A)	2,300,000	2,271,537
Total Asset-Backed Securities (Cost $16,900,000)		16,897,871
U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury - 2.9%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,074,609
U.S. Treasury Notes
3.75%, 06/30/2027 - 08/31/2031	1,010,000	1,005,419
3.88%, 08/15/2034	51,000	49,339
4.25%, 01/31/2030 - 05/15/2035	79,000	79,034
4.38%, 07/31/2026 - 05/15/2034	1,310,000	1,316,709
4.50%, 05/31/2029 - 12/31/2031	54,100	55,291
Total U.S. Government Obligations (Cost $6,935,252)		6,580,401

	Shares	Value
PREFERRED STOCKS - 0.6%
Automobiles - 0.1%
Ford Motor Co.,
6.20%	7,500	169,200
Banks - 0.4%
Customers Bancorp, Inc.,
5.38%	48,886	999,719
Electric Utilities - 0.0% *
Brookfield Infrastructure Finance ULC,
7.25%	811	19,740
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38%	1,000	24,290
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.86% (D)	10,513	274,704
Total Preferred Stocks (Cost $1,677,406)		1,487,653

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 71,000	69,453
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mongolia - 0.1%
City of Ulaanbaatar
7.75%, 08/21/2027 (B)	$ 200,000	$ 203,299
Pakistan - 0.1%
Pakistan Government International Bonds
6.00%, 04/08/2026 (B)	200,000	199,157
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (H), 02/15/2038 (A)	200,000	167,644
Supranational - 0.2%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	202,494
African Export-Import Bank
3.80%, 05/17/2031 (B)	200,000	173,902
Asian Development Bank
1.88%, 01/24/2030	104,000	95,098
Inter-American Development Bank
4.00%, 01/12/2028	85,000	85,113
		556,607
Total Foreign Government Obligations (Cost $1,191,240)		1,196,160

	Shares	Value
COMMON STOCKS - 0.2%
Energy Equipment & Services - 0.2%
Hi Crush Remainco (J)(K)(L)(N)	78	444,912
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (N)	1,345	86,753
Total Common Stocks (Cost $91,406)		531,665

	Principal	Value
CONVERTIBLE BOND - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Macau Ltd. 4.50%, 03/07/2029 (A)	$ 200,000	206,400
Total Convertible Bond (Cost $201,000)		206,400

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 2.6%
Money Market Funds - 2.6%
State Street Institutional U.S. Government Money Market Fund, 4.25% (O)	5,921,899	5,921,899
Total Short-Term Investment Companies (Cost $5,921,899)		5,921,899
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Bills
4.17% (O), 08/21/2025	$ 1,500,000	$ 1,496,420
4.18% (O), 09/09/2025	6,200,000	6,171,249
4.28% (O), 09/11/2025	2,200,000	2,189,257
4.30% (O), 10/09/2025	3,000,000	2,975,548
Total Short-Term U.S. Government Obligations (Cost $12,833,365)		12,832,474

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (O)	7,865,790	7,865,790
Total Other Investment Company (Cost $7,865,790)		7,865,790
Total Investments (Cost $237,102,387)		238,173,280
Net Other Assets (Liabilities) - (3.0)%		(7,035,509)
Net Assets - 100.0%		$ 231,137,771
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	09/19/2025	$13,464,668	$13,569,375	$104,707	$—
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	09/11/2025	USD	4,091,512	JPY	587,000,000	$180,387	$—
GSC	09/11/2025	JPY	587,000,000	USD	3,989,181	—	(78,056)
Total						$180,387	$(78,056)
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (P)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$102,356,080	$—	$102,356,080
Loan Assignments	—	41,275,726	105,995	41,381,721
U.S. Government Agency Obligations	—	40,915,166	—	40,915,166
Asset-Backed Securities	—	16,897,871	—	16,897,871
U.S. Government Obligations	—	6,580,401	—	6,580,401
Preferred Stocks	1,487,653	—	—	1,487,653
Foreign Government Obligations	—	1,196,160	—	1,196,160
Common Stocks	—	86,753	444,912	531,665
Convertible Bond	—	206,400	—	206,400
Short-Term Investment Companies	5,921,899	—	—	5,921,899
Short-Term U.S. Government Obligations	—	12,832,474	—	12,832,474
Other Investment Company	7,865,790	—	—	7,865,790
Total Investments	$15,275,342	$222,347,031	$550,907	$238,173,280
Other Financial Instruments
Futures Contracts (R)	$104,707	$—	$—	$104,707
Forward Foreign Currency Contracts (R)	—	180,387	—	180,387
Total Other Financial Instruments	$104,707	$180,387	$—	$285,094
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (R)	$—	$(78,056)	$—	$(78,056)
Total Other Financial Instruments	$—	$(78,056)	$—	$(78,056)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $68,183,713, representing 29.5% of the
Fund's net assets.

(B)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $7,934,455, representing 3.4%
of the Fund's net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $7,841,629, collateralized by cash collateral of $7,865,790 and non-cash collateral, such as U.S. government securities of $137,980. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2025; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at July 31, 2025 where the rate will be determined at time of settlement.
(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $550,907, representing 0.2% of the Fund’s net assets.
(K)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $550,907, representing 0.2% of the Fund’s net assets.

Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(L)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$444,912	0.2%
Loan Assignments	Atlas Sand Co. LLC Term Loan, 5.00%, 01/31/2026	10/08/2020	13,227	105,995	0.0%*
			$486,318	$550,907	0.2%

(M)	Fixed rate loan commitment at July 31, 2025.
(N)	Non-income producing security.
(O)	Rate disclosed reflects the yield at July 31, 2025.
(P)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(Q)	Level 3 security was not considered significant to the Fund.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSC	Goldman Sachs & Co.
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Strategic Income

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond) (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Funds

Transamerica Strategic Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds